Securities Available for Sale and Derivatives	12 Months Ended
Dec. 31, 2011
Securities Available for Sale and Derivatives [Abstract]
Securities Available for Sale and Derivatives
6.	Securities Available for Sale and Derivatives

The following tables summarize securities available-for-sale (in thousands):

	As of December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Government agency securities:
Mortgage-backed securities	$12,533	885	—	13,418
Real estate mortgage conduits (1)	30,561	1,129	—	31,690

Total	43,094	2,014	—	45,108

Investment securities:
Benihana Common Stock	16,477	—	287	16,190
Other equity securities	1,326	179	—	1,505

Total investment securities	17,803	179	287	17,695

Total	$60,897	2,193	287	62,803

	As of December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Government agency securities:
Mortgage-backed securities	$105,219	6,823	—	112,042
Agency bonds	60,000	143	—	60,143
Real estate mortgage investment conduits (1)	66,034	2,807	—	68,841

Total	231,253	9,773	—	241,026

Investment securities:
Municipal bonds	162,113	33	23	162,123
Other bonds	19,936	8	22	19,922
Benihana Convertible Preferred Stock	16,426	4,680	—	21,106
Equity and other securities	20,634	188	3	20,819

Total investment securities	219,109	4,909	48	223,970

Derivatives	24	—	—	24

Total	$450,386	14,682	48	465,020

(1)	Real estate mortgage investment conduits (“REMICs”) are pass-through entities that hold residential loans, and investors are issued ownership interests in the entities in the form of a bond. The securities were issued by government agencies.

The following table shows the gross unrealized losses and fair value of the Company’s securities available for sale with unrealized losses that are deemed temporary, aggregated by investment category and length of time that the securities have been in a continuous unrealized loss position, as of December 31, 2011 and 2010 (in thousands):

	As of December 31, 2011
	Less Than 12 Months
	Fair Value	Unrealized Losses
Benihana Common Stock	$16,190	(287)

	As of December 31, 2010
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Municipal Bonds	$90,413	(23)	—	—	90,413	(23)
Taxable Securities	15,155	(22)	—	—	15,155	(22)
Equity securities	—	—	7	(3)	7	(3)

Total	$105,568	(45)	7	(3)	105,575	(48)

The unrealized losses on municipal bonds and taxable securities outstanding less than 12 months were primarily the result of interest rate changes. BankAtlantic Bancorp received cash proceeds for its entire investment in the bonds and securities upon maturity during 2011.

During May and July 2011, BFC converted an aggregate of 300,000 shares of Benihana’s Series B Convertible Preferred Stock into 595,049 shares of Benihana’s Common Stock. In October 2011, BFC converted the remaining 500,000 shares of Benihana’s Series B Convertible Preferred Stock that it owned into 987,528 shares of Benihana’s Common Stock. The Company did not consider its investment in Benihana to be other-than-temporarily impaired at December 31, 2011.

The unrealized loss on equity securities at December 31, 2010 was not significant. Accordingly, the Company did not consider these investments other-than-temporarily impaired at December 31, 2010.

The scheduled maturities of debt securities available for sale were (in thousands):

	Debt Securities Available for Sale
December 31, 2011 (1) (2)	Amortized Cost	Estimated Fair Value
Due within one year	$249	249
Due after one year, but within five years	113	115
Due after five years, but within ten years	12,913	13,542
Due after ten years	29,819	31,202

Total	$43,094	45,108

(1)	Scheduled maturities in the above table may vary significantly from actual maturities due to prepayments.
(2)	Scheduled maturities are based upon contractual maturities.

Included in Financial Services securities activities, net were (in thousands):

	For the Years Ended December 31,
	2011	2010	2009
Gross gains on securities sales	$6,960	3,140	11,238

Gross losses on securities sales	$—	—	—

Proceed from sales of securities	$90,980	58,846	303,825

Other-than-temporary impairments	$(1,500)	—	(1,587)

Management reviews its securities portfolio for other-than-temporary declines in value quarterly. As a consequence of the review during the year ended December 31, 2011 and 2009, BankAtlantic Bancorp recognized a $1.5 million and $1.6 million other-than-temporary decline in value related to an equity investment in an unrelated financial institution. The impairment was recognized in the Company’s consolidated statement of operations in Financial Services - securities activities, net.

BFC - Benihana Investment

Benihana is a NASDAQ-listed company which historically had two listed classes of common shares: Common Stock (BNHN) and Class A Common Stock (BNHNA). During 2004, BFC purchased 800,000 shares of Series B Convertible Preferred Stock of Benihana for $25.00 per share. BFC received quarterly dividends on these preferred shares at an annual rate equal to 5%, or $1.25 per share, payable on the last date of each calendar quarter. During May and July 2011, BFC converted an aggregate of 300,000 shares of Benihana’s Series B Convertible Preferred Stock into 595,049 shares of Benihana’s Common Stock. In October 2011, BFC converted the remaining 500,000 shares of Benihana’s Series B Convertible Preferred Stock that it owned into 987,528 shares of Benihana’s Common Stock. These conversions were effected to facilitate shareholder approval of Benihana’s proposal to reclassify each share of its Class A Common Stock into one share of its Common Stock. The reclassification was approved by Benihana’s shareholders on November 17, 2011 and effected on November 29 , 2011. BFC currently owns an aggregate of 1,582,577 shares of Benihana’s Common Stock, representing an approximately 9% ownership and voting interest in Benihana.

Prior to its May 2011 conversion of Benihana’s Series B Convertible Preferred Stock during the second quarter of 2011, the estimated fair value of the Company’s investment in Benihana’s Series B Convertible Preferred Stock was assessed using the income approach with Level 3 inputs by discounting future cash flows at a market discount rate combined with the fair value of the underlying shares of Benihana’s Common Stock that BFC would have received upon conversion of its shares of Benihana’s Series B Convertible Preferred Stock. At December 31, 2010, the estimated fair value of our investment in Benihana’s Series B Convertible Preferred Stock was approximately $21.1 million. In connection with the May 2011 conversion, effective for the quarter ended June 30, 2011, we began to assess the value of our remaining investment in Benihana’s Series B Convertible Preferred Stock by using the market approach with Level 2 inputs, as if converted to Common Stock, instead of the income approach with Level 3 inputs as it was previously assessed. At December 31, 2011, the estimated fair value of our investment in Benihana’s Common Stock of approximately $16.2 million was based on the closing price of Benihana’s Common Stock on the NASDAQ on December 31, 2011 of $10.23 per share.

Office Depot Investment

During March 2008, Woodbridge purchased 3,000,200 shares of Office Depot common stock at an average price of $11.33 per share for an aggregate purchase price of approximately $34.0 million. During June 2008, 1,565,200 of the shares were sold at an average price of $12.08 per share for an aggregate sales price of approximately $18.9 million resulting in a gain of approximately $1.2 million. During November 2009, we sold the remaining 1,435,000 shares of Office Depot common stock that we held at an average price of $5.95 per share, for an aggregate sales price of approximately $8.5 million. In connection with the November 2009 sale, a gain was realized of approximately $6.7 million in the fourth quarter of 2009. An other-than temporary impairment charge of approximately $2.4 million with respect to our investment in Office Depot’s common stock was recorded during the year ended December 31, 2009.

Derivatives

During 2010, BankAtlantic expanded its cruise ship automated teller machine (“ATM”) operations and began dispensing foreign currency from certain ATMs on cruise ships. At December 31, 2011 and 2010, BankAtlantic had $2.3 million and $6.7 million of foreign currency in cruise ship ATMs, respectively. Included in Financial Services other non-interest income in the Company’s consolidated statement of operations during the year ended December 31, 2011 was an $18,000 foreign currency exchange loss compared to a $0.1 million foreign currency exchange gain during the year ended December 31, 2010. BankAtlantic purchased foreign currency put options as an economic hedge for the foreign currency in its cruise ship ATMs during the year ended December 31, 2010. BankAtlantic did not hedge its foreign currency in its cruise ship ATM’s during the year ended December 31, 2011 and had no put options outstanding as of December 31, 2011. The terms of the put options and the fair value as of December 31, 2010 were as follows (in thousands, except strike price):

Contract Amount	Expiration Date	Strike Price	Premium	Fair Value
€400	Jan-11	1.34	28	8
400	Apr-11	1.34	31	16

€800			$59	24

Included in securities activities, net in the Company’s consolidated statement of operations were $24,000 and $0.3 million of net losses associated with put options for the years ended December 31, 2011 and 2010, respectively.